Summary of Significant Accounting Policies (Details 2) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	1,906,901	69,875	2,041,155	69,875	61,462	213,979
Employee Stock Option 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	66,901	69,875	201,155	69,875	58,129	210,646
Warrant 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	1,840,000	0	1,840,000	0	3,333	3,333